497(e)
                                                                      333-137206

AXA Equitable Life Insurance Company

SUPPLEMENT DATED OCTOBER 22, 2007 TO THE MAY 1, 2007 PROSPECTUS FOR STYLUS(SM)
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This supplement modifies certain information in the above-referenced Prospectus and Statement of Additional Information dated May 1, 2007 (the "Prospectus"). Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus. You should keep this supplement with your Prospectus.

The following information has been added to the state table in "Appendix IV:
State contract availability and/or variations of features and benefits" of the Prospectus, as noted:


------------------------------------------------------------------------------------------------------------------------------------
State      Features and Benefits                                  Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
ILLINOIS   See "Selecting an annuity payout option" under "Your   The following sentence replaces the first sentence of the
           annuity payout options" in "Accessing your money"      second paragraph in this section:

                                                                  You can choose the date annuity payments begin but it may
                                                                  not be earlier than twelve months from the Stylus(SM) contract date.
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

 Stylus(SM) is issued by and is a service mark of AXA Equitable Life Insurance
                           Company (AXA Equitable).


   (Copyright) 2007 AXA Equitable Life Insurance Company. All rights reserved.
                          1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

IM-10-01 (10/07)                                                  139759 (10/07)
Stylus/NEWBIZ                                                             x01818